SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventories		$ 2,087	$ 2,375
Ore Stockpiles [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	587	453
Concentrate Inventory [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	250	4
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventories		$ 1,250	$ 1,918

[1]	Change in inventories recorded in cost of sales (Note 20.a) excludes currency translation adjustment of $43 for the year ended December 31, 2021.